Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Issuance of ordinary shares on exercise of stock -options	32	570			602
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Stock-based compensation expense		698			698
Net loss			12		12
Foreign currency translation adjustment				879	879
Comprehensive loss					891
Balance at Mar. 31, 2012	$ 3,673	$ 206,757	$ (189,381)	$ 10,936	$ 31,985
Balance (in shares) at Mar. 31, 2012	25,157,250